INCOME TAXES (Reconciliation of Income Tax Benefit at U.S. Statutory Rate) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Reconciliation Of Income Tax Benefit At U.s. Statutory Rate Details
Statutory federal income tax rate	(34.00%)	(34.00%)
State income tax, net of federal benefits	(6.00%)	(6.00%)
Valuation allowance	40.00%	40.00%
Income tax provision (benefit)	0.00%	0.00%